Contract Balances - Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 1,821,855	$ 1,751,950
Allowance for credit losses (note 5)	(31,533)	(20,562)	$ (7,081)
Accounts receivable (net)	1,790,322	1,731,388
Unbilled services (unbilled revenue)	951,936	957,655
Accounts receivable and unbilled revenue, net	2,742,258	2,689,043
Unearned revenue (payments on account)	(1,654,507)	(1,507,449)
Net balance	(702,571)	$ (549,794)
Change in unbilled receivables	(5,719)
Change in unearned revenue (payments on account)	(147,058)
Change in advance payments netted against unbilled contracts receivable	$ (152,777)
Change in unbilled receivables (in percent)	(0.60%)
Change in unearned revenue (payments on account) (in percent)	9.80%
Change in advance payments netted against unbilled contracts receivable (in percent)	27.80%